Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	$ 6,136	$ 5,480
Accounts receivable, net	1,517	1,790
Due from affiliate	0	537
Inventories, net	1,402	1,088
Prepaid expenses and other current assets	592	647
Total current assets	9,647	9,542
Property and equipment, net	795	971
Long-term investment	4,538	10,150
Other assets	68	128
Total assets	15,048	20,791
Current liabilities:
Accounts payable	932	736
Accrued expenses and other current liabilities	782	889
Deferred revenue	769	2,629
Current portion of long-term debt	87	143
Derivative liabilities	11	3,175
Total current liabilities	2,581	7,572
Deferred revenue, less current portion	413	1,152
Long-term debt	0	4
Total liabilities	$ 2,994	$ 8,728
Commitments and Contingencies (Note 12)
Stockholders' Equity
Convertible preferred stock, $0.0001 par value; 714,286 shares authorized, none issued and outstanding at March 31, 2015 and 2014, respectively	$ 0	$ 0
Common stock, $0.0001 par value; 30,000,000 shares authorized, 15,045,080 and 8,160,145 shares issued and outstanding at March 31, 2015 and March 31, 2014, respectively	2	1
Additional paid-in capital	157,772	149,141
Accumulated deficit	(142,213)	(134,010)
Accumulated other comprehensive loss	(3,507)	(3,069)
Total stockholders' equity	12,054	12,063
Total liabilities and stockholders' equity	$ 15,048	$ 20,791